CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS
Decrease in right of use asset	$ 170	$ 4,117